Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	CALVERT TAX FREE RESERVES
Central Index Key	0000319676
Amendment Flag	false
Document Creation Date	Apr 29, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013

Calvert Tax Free Bond Fund
CALVERT TAX-FREE BOND FUND Ticker: CTTLX
INVESTMENT OBJECTIVE
The Fund seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Reduced Sales Charges” on page 12 of this Prospectus, and under “Method of Distribution” on page 22 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Tax Free Bond Fund Class A
Maximum sales charge (load) on purchases (as a % of offering price)	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert Tax Free Bond Fund Class A
Management fees	0.64%
Distribution and service (12b-1) fees	0.09%
Other expenses	0.17%
Total annual fund operating expenses	0.90%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year; and
  the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Tax Free Bond Fund Class A	463	651	855	1,441

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Tax Free Bond Fund Class A	463	651	855	1,441

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor's Ratings Services or an equivalent rating by another nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. The Advisor looks for securities with strong credit quality that are attractively priced in various maturity ranges. To the extent it may do so consistent with its investment objective, the Fund follows a strategy to also seek to provide a competitive rate of total return. The Fund may invest in securities without limitation as to their maturity or duration, and there is no upper or lower limit on the Fund's average maturity or average duration. At the sole discretion of the Fund's portfolio manager, the Fund may seek out attractive investment opportunities across the yield curve based upon the evaluation of then-prevailing and anticipated economic, financial and business conditions.

The Fund is non-diversified, which means it may invest more of its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in a variety of tax-exempt obligations, including tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, qualified private activity bonds, municipal leases, and certificates of participation in such investments.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund's Advisor, any similar securities in the Barclays Municipal Index.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Management Risk. Individual investments of the Fund may not perform as expected, and the portfolio management practices may not achieve the desired result.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Unanticipated credit events could adversely impact net asset value ("NAV").

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

The credit risk of an unrated security will vary depending on its equivalent credit quality and whether it is supported by a credit enhancement.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Municipal Bond Risk. In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark index and a peer average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Calendar Year Total Returns (at NAV)

	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	3/31/09	4.52%
Worst Quarter (of periods shown)	12/31/10	-4.52%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12/31/12) (with maximum sales charge deducted)
Average Annual Total Returns Calvert Tax Free Bond Fund	1 Year	5 Years	10 Years
Class A	3.47%	3.08%	3.26%
Class A Return after taxes on distributions	2.39%	1.87%	1.91%
Class A Return after taxes on distributions and sale of Fund shares	2.24%	1.90%	1.98%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	5.91%	5.10%
Lipper General & Insured Municipal Debt Funds Average (reflects no deduction for taxes)	8.84%	5.29%	4.41%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT TAX FREE RESERVES
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Calvert Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT TAX-FREE BOND FUND Ticker: CTTLX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Reduced Sales Charges” on page 12 of this Prospectus, and under “Method of Distribution” on page 22 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of its portfolio’s average value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year; and
  the Fund’s operating expenses remain the same.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor's Ratings Services or an equivalent rating by another nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. The Advisor looks for securities with strong credit quality that are attractively priced in various maturity ranges. To the extent it may do so consistent with its investment objective, the Fund follows a strategy to also seek to provide a competitive rate of total return. The Fund may invest in securities without limitation as to their maturity or duration, and there is no upper or lower limit on the Fund's average maturity or average duration. At the sole discretion of the Fund's portfolio manager, the Fund may seek out attractive investment opportunities across the yield curve based upon the evaluation of then-prevailing and anticipated economic, financial and business conditions.

The Fund is non-diversified, which means it may invest more of its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in a variety of tax-exempt obligations, including tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, qualified private activity bonds, municipal leases, and certificates of participation in such investments.

		Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund's Advisor, any similar securities in the Barclays Municipal Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Management Risk. Individual investments of the Fund may not perform as expected, and the portfolio management practices may not achieve the desired result.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Unanticipated credit events could adversely impact net asset value ("NAV").

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

The credit risk of an unrated security will vary depending on its equivalent credit quality and whether it is supported by a credit enhancement.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

		Municipal Bond Risk. In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark index and a peer average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

		The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark index and a peer average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (at NAV)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	3/31/09	4.52%
Worst Quarter (of periods shown)	12/31/10	-4.52%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/12) (with maximum sales charge deducted)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Calvert Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	463
3 Years	rr_ExpenseExampleYear03	651
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	1,441
1 Year	rr_ExpenseExampleNoRedemptionYear01	463
3 Years	rr_ExpenseExampleNoRedemptionYear03	651
5 Years	rr_ExpenseExampleNoRedemptionYear05	855
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,441
2003	rr_AnnualReturn2003	4.77%
2004	rr_AnnualReturn2004	2.20%
2005	rr_AnnualReturn2005	4.15%
2006	rr_AnnualReturn2006	4.25%
2007	rr_AnnualReturn2007	1.80%
2008	rr_AnnualReturn2008	(5.18%)
2009	rr_AnnualReturn2009	9.50%
2010	rr_AnnualReturn2010	(0.20%)
2011	rr_AnnualReturn2011	8.54%
2012	rr_AnnualReturn2012	7.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.52%)
1 Year	rr_AverageAnnualReturnYear01	3.47%
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Calvert Tax Free Bond Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.39%
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	1.91%
Calvert Tax Free Bond Fund | Return after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.24%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	1.98%
Calvert Tax Free Bond Fund | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Calvert Tax Free Bond Fund | Lipper General & Insured Municipal Debt Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.84%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	4.41%

Money Market Portfolio
CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO Class (Ticker): O (CTMXX)
INVESTMENT OBJECTIVE
The Fund seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Money Market Portfolio Class O
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Money Market Portfolio Class O
Management fees	0.51%
Distribution and service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	0.73%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year; and
  the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio Class O	75	233	406	906

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio Class O	75	233	406	906

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

The Fund invests in fixed and floating rate municipal bonds and notes, variable rate demand notes, tax-exempt commercial paper, and other high-quality, short-term municipal obligations. The

Advisor looks for securities with strong credit quality that are attractively priced. All investments generally must comply with applicable money market fund requirements, including Rule 2a-7 of the Investment Company Act of 1940.

Many of the instruments held by the fund are supported by a credit facility (to improve the credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Fund has an exposure to the banking industry.

The Fund may purchase securities that have not been rated by a nationally recognized statistical ratings organization ("NRSRO"), so long as the Advisor determines they are of comparable credit quality to rated securities permissible for the Fund.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. The Fund seeks to minimize credit risk by investing primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. Individual investments of the Fund may not perform as expected, and the portfolio management practices may not achieve the desired result.

Municipal Bond Risk. In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings.

Variable Rate Demand Note ("VRDN") Risk. Investments in VRDNs involve credit risk with respect to the obligor/guarantor providing the Fund with the credit and liquidity support for the tender option. While the Fund invests only in VRDNs of high-quality issuers, or which are supported by high-quality financial institutions, it is still possible that an obligor/guarantor could default on its obligations.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

The credit risk of an unrated security will vary depending on its equivalent credit quality and whether it is supported by a credit enhancement.

Redemption Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund's ability to maintain a $1.00 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund’s performance over time with that of a peer average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Calendar Year Total Returns

	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	6/30/07	0.78%
Worst Quarter (of periods shown)	3/31/11	0.00%

Average Annual Total Returns (as of 12/31/12)
Average Annual Total Returns Money Market Portfolio	1 Year	5 Years	10 Years
CLASS O	0.01%	0.38%	1.06%
Lipper Tax-Exempt Money Market Funds Average	0.01%	0.40%	1.10%

For current yield information, call 800-368-2745, or visit Calvert’s website at www.calvert.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT TAX FREE RESERVES
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO Class (Ticker): O (CTMXX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year; and
  the Fund’s operating expenses remain the same.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

The Fund invests in fixed and floating rate municipal bonds and notes, variable rate demand notes, tax-exempt commercial paper, and other high-quality, short-term municipal obligations. The

Advisor looks for securities with strong credit quality that are attractively priced. All investments generally must comply with applicable money market fund requirements, including Rule 2a-7 of the Investment Company Act of 1940.

Many of the instruments held by the fund are supported by a credit facility (to improve the credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Fund has an exposure to the banking industry.

		The Fund may purchase securities that have not been rated by a nationally recognized statistical ratings organization ("NRSRO"), so long as the Advisor determines they are of comparable credit quality to rated securities permissible for the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. The Fund seeks to minimize credit risk by investing primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. Individual investments of the Fund may not perform as expected, and the portfolio management practices may not achieve the desired result.

Municipal Bond Risk. In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings.

Variable Rate Demand Note ("VRDN") Risk. Investments in VRDNs involve credit risk with respect to the obligor/guarantor providing the Fund with the credit and liquidity support for the tender option. While the Fund invests only in VRDNs of high-quality issuers, or which are supported by high-quality financial institutions, it is still possible that an obligor/guarantor could default on its obligations.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

The credit risk of an unrated security will vary depending on its equivalent credit quality and whether it is supported by a credit enhancement.

		Redemption Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund's ability to maintain a $1.00 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund’s performance over time with that of a peer average.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund’s performance over time with that of a peer average.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	6/30/07	0.78%
Worst Quarter (of periods shown)	3/31/11	0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/12)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	For current yield information, call 800-368-2745, or visit Calvert’s website at www.calvert.com.
Money Market Portfolio | Class O
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
1 Year	rr_ExpenseExampleNoRedemptionYear01	75
3 Years	rr_ExpenseExampleNoRedemptionYear03	233
5 Years	rr_ExpenseExampleNoRedemptionYear05	406
10 Years	rr_ExpenseExampleNoRedemptionYear10	906
2003	rr_AnnualReturn2003	0.50%
2004	rr_AnnualReturn2004	0.58%
2005	rr_AnnualReturn2005	1.79%
2006	rr_AnnualReturn2006	2.81%
2007	rr_AnnualReturn2007	3.06%
2008	rr_AnnualReturn2008	1.83%
2009	rr_AnnualReturn2009	0.07%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Money Market Portfolio | Lipper Tax-Exempt Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.40%
10 Years	rr_AverageAnnualReturnYear10	1.10%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT TAX FREE RESERVES
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2013